Risk Management (Details) - Schedule of line of business concentration of risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 545,582	$ 467,273	$ 349,292
Casualty [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 190,038	$ 157,487	$ 110,082
Concentration Percentage	35.00%	34.00%	32.00%
Financial Institutions [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 36,176	$ 39,442	$ 28,989
Concentration Percentage	6.00%	8.00%	8.00%
Marine Liability [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 3,339	$ 4,613	$ 2,731
Concentration Percentage	1.00%	1.00%	1.00%
Inherent Defects Insurance [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 9,978	$ 8,935	$ 9,173
Concentration Percentage	2.00%	2.00%	3.00%
Energy [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 104,015	$ 91,742	$ 72,109
Concentration Percentage	19.00%	19.00%	21.00%
Property [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 79,085	$ 69,912	$ 46,137
Concentration Percentage	14.00%	15.00%	13.00%
Engineering [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 31,137	$ 17,924	$ 11,531
Concentration Percentage	6.00%	4.00%	3.00%
Aviation [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 20,348	$ 23,002	$ 19,183
Concentration Percentage	4.00%	5.00%	6.00%
Ports & Terminals [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 29,600	$ 25,875	$ 22,361
Concentration Percentage	5.00%	6.00%	6.00%
Political Violence [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 9,263	$ 8,271	$ 8,297
Concentration Percentage	2.00%	2.00%	2.00%
Marine Cargo [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 5,091	$ 752	$ 713
Concentration Percentage	1.00%
Contingency [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 3,498
Concentration Percentage	1.00%
Reinsurance [Member]
Risk Management (Details) - Schedule of line of business concentration of risk [Line Items]
Gross written premiums	$ 24,014	$ 19,318	$ 17,986
Concentration Percentage	4.00%	4.00%	5.00%